FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	$ (485)	$ (381)
Decrease of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	485	381
Increase of 5% in market price [Member]
Sensitivity test to changes in market price of listed securities:
Gain (loss) from change:		106
Decrease of 5% in market price [Member]
Sensitivity test to changes in market price of listed securities:
Gain (loss) from change:		$ (106)